Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated December 2, 2021 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 30, 2021, as revised September 9, 2021, as supplemented
Removal of Sub‑Advisers
Effective immediately, Cerberus Sub‑Advisory I, LLC (“Cerberus”) and Luminus Management, LLC (“Luminus”) no longer serve as sub‑advisers to the Fund. The Fund’s assets managed by each of Cerberus and Luminus have been re‑allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub‑advisers, or to BAIA to manage directly. Therefore, all references to Cerberus and Luminus in the Fund’s Prospectus are hereby removed.
Addition of Sub‑Advisers
Pursuant to action taken by the Board of Trustees of the Fund, Clear Sky Advisers, LLC will serve as a discretionary sub‑adviser to the Fund.
Effective immediately, the Fund’s Prospectus is revised as follows:
The list of sub‑advisers to the Fund in the “Fund Summary—Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy
Bayforest Capital Limited	Multi-Strategy Strategies
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Caspian Capital LP	Event-Driven Strategies
Clear Sky Advisers, LLC	Macro Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Asset Management Limited	Macro Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
Jasper Capital Hong Kong Limited	Equity Hedge Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Mesarete Capital LLP	Relative Value Strategies
Nephila Capital Ltd.	Event-Driven Strategies
Sage Rock Capital Management LP	Event-Driven Strategies
Seiga Asset Management Limited	Equity Hedge Strategies
TrailStone Commodity Trading US, LLC	Macro Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies
The list of sub‑advisers to the Fund in the “Fund Summary—Management of the Fund” section in the Prospectus is deleted in its entirety and replaced with the following:
Discretionary Sub‑Advisers:
Bayforest Capital Limited
Bayview Asset Management, LLC
Blackstone Liquid Credit Strategies LLC
Blackstone Real Estate Special Situations Advisors L.L.C.

Caspian Capital LP
Clear Sky Advisers, LLC
D. E. Shaw Investment Management, L.L.C.
Emso Asset Management Limited
Endeavour Capital Advisors Inc.
HealthCor Management, L.P.
Jasper Capital Hong Kong Limited
Magnetar Asset Management LLC
Mesarete Capital LLP
Nephila Capital Ltd.
NWI Management, L.P.
Sage Rock Capital Management LP
Seiga Asset Management Limited
TrailStone Commodity Trading US, LLC
Two Sigma Advisers, LP
Waterfall Asset Management, LLC
The list of sub‑advisers to the Fund in the “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section in the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy	Principal Sub‑Strategy
Bayforest Capital Limited	Multi‑Strategy Strategies	N/A
Bayview Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies	Fixed Income – Asset Backed
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies	Fixed Income – Asset Backed
Caspian Capital LP	Event-Driven Strategies	Distressed/Restructuring
Clear Sky Advisers, LLC	Macro Strategies	Commodity – Energy
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies	N/A
Emso Asset Management Limited	Macro Strategies	Discretionary Thematic
Endeavour Capital Advisors Inc.	Equity Hedge Strategies	Equity Long/Short
HealthCor Management, L.P.	Equity Hedge Strategies	Equity Long/Short
Jasper Capital Hong Kong Limited	Equity Hedge Strategies	Quantitative Directional
Magnetar Asset Management LLC	Event-Driven Strategies	Risk Arbitrage Strategies
Mesarete Capital LLP	Relative Value Strategies	Fixed Income – Sovereign
Nephila Capital Ltd.	Event-Driven Strategies	Reinsurance
Sage Rock Capital Management LP	Event-Driven Strategies	Event-Driven Multi-Strategy
Seiga Asset Management Limited	Equity Hedge Strategies	Equity Long/Short
TrailStone Commodity Trading US, LLC	Macro Strategies	Commodity – Energy
Two Sigma Advisers, LP	Equity Hedge Strategies	Equity Market Neutral
Waterfall Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
The following disclosure is added to the “More on Fund Management—Adviser and Sub‑Advisers—Sub‑Advisers” section in the Prospectus:

•
Clear Sky Advisers, LLC (“Clear Sky”), located at 111 West 33rd Street, Suite 1920, New York, NY 10120, may manage a portion of a Domestic Subsidiary’s assets and/or a portion of the Cayman Subsidiary’s assets using Macro Strategies. Founded in 2020, Clear Sky has approximately $1.45 billion in assets under management as of October 31, 2021. Prior to Clear Sky becoming a sub‑adviser of the Fund, certain employees of Clear Sky were employed by Luminus Management, LLC, a former sub‑adviser to the Fund, and assisted in managing a portion of the Fund’s assets in such capacity.

Shareholders should retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated December 2, 2021 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Statement of Additional Information, dated July 30, 2021,

as revised September 9, 2021, as supplemented

Removal of Sub-Advisers

Effective immediately, Cerberus Sub-Advisory I, LLC (“Cerberus”) and Luminus Management, LLC (“Luminus”) no longer serve as sub-advisers to the Fund. The Fund’s assets managed by each of Cerberus and Luminus have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers, or to BAIA to manage directly. Therefore, all references to Cerberus and Luminus in the Fund’s Statement of Additional Information are hereby removed.

Addition of Sub-Advisers

Pursuant to action taken by the Board of Trustees of the Fund, Clear Sky Advisers, LLC (“Clear Sky”) will serve as a discretionary sub-adviser to the Fund.

Effective immediately, the following disclosure is added to the section “Investment Management and Other Services—The Sub-Advisers” in the Statement of Additional Information:

•	Clear Sky Advisers, LLC (“Clear Sky”). The principal owners of Clear Sky are Derek Rogers and John Segrich.

Sub-Adviser Proxy Voting Policy

Effective immediately, the following disclosures are added to Appendix A to the Statement of Additional Information:

Summary of Clear Sky’s Policy on Proxy-Voting, Corporate Actions and Class Actions

Background

Rule 206(4)-6 under the Advisers Act requires each registered investment adviser that exercises proxy voting authority with respect to client Securities to:

•

Adopt and implement written policies and procedures reasonably designed to monitor that the adviser votes client Securities in the clients’ best interests. Such policies and procedures must address the manner in which the adviser will resolve material conflicts of interest that can arise during the proxy voting process;

•	Disclose to clients how they may obtain information from the adviser about how the adviser voted with respect to their Securities; and

•	Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures.

Additionally, Rule 204-2(c)(2) imposes recordkeeping requirements on investment advisers that execute proxy voting authority, as described in the Books and Records section of this Manual.

Clear Sky generally has the authority to vote the proxies received on securities held in the Clients. Clear Sky’s objective is to vote proxies in the best interests of the Clients as mandated by the Clients’ objectives described in the private placement memoranda.

While the Advisers Act lacks specific guidance regarding an adviser’s duty to direct clients’ participation in class actions, an investment adviser may adopt policies and procedures regarding class actions.

Policies and Procedures

The Proxy Voting Process

In accordance with Clear Sky’s agreements with its Clients, Clear Sky generally votes proxies on behalf of each Client.

It is Clear Sky’s policy to vote proxies in the best interest of Clients. Clear Sky will generally vote in the same manner for all Clients holding a particular security, subject to investment objectives and best interests of each Client. The policies do not mandate that Clear Sky vote every proxy it receives, as described in more detail below.

Clear Sky votes Client securities after thorough consideration, taking into account Clear Sky’s strategy for the investment, specific circumstances, and the recommendations of a neutral third party that issues recommendations based on its own internal guidelines and research, and retains a record of all of its recommendations.

Analysts assigned to cover specific companies are designated to monitor and opine on proxy proposals. Analysts must consult with the relevant Portfolio Manager regarding proxy proposals. Clear Sky may vote Client securities in a manner that is inconsistent with third parties’ recommendations when the analyst and Portfolio Manager believe it is in the best interest of the Clients and such a vote does not create a conflict of interest between the Client and Clear Sky. In certain cases, Clear Sky may decide that the proper course of action is not to vote(abstain).

In such a case, the CCO should be notified.

Clear Sky votes Client securities using an electronic voting platform and retains a record of proxy votes for each Client.

Identification and Escalation of Material Conflicts of Interest

Investment professionals assigned to cover a particular issuer will consider whether Clear Sky is subject to any material conflict of interest in connection with each proxy vote. Investment professionals must notify the CCO if they are aware of any material conflict of interest associated with a proxy vote. It is difficult to anticipate all material conflicts of interest that could arise in connection with proxy voting. The following examples are meant to help identify potential conflicts:

•	Instances where Clear Sky may provide investment advice to a publicly traded company (an “Issuer”) and Clear Sky receives a proxy solicitation from that Issuer, or from a competitor of the Issuer;

•	Clear Sky or an affiliate has a financial interest in the outcome of a proxy vote;

•	An issuer or some other third party offers Clear Sky or an Employee compensation in exchange for voting a proxy in a particular way;

•	An Employee, or a member of an Employee’s household, has a personal or business relationship with an Issuer and Clear Sky receives a proxy solicitation from that Issuer; and

•	Clear Sky or its Employees have a short position in an Issuer, but Clear Sky’s Clients have a long position in the same Issuer and Clear Sky receives a proxy solicitation from the Issuer.

If Clear Sky detects a material conflict of interest in connection with a proxy solicitation, Clear Sky will abide by the following procedures:

•	The CCO will convene the investment professionals responsible for managing the position.

•	The CCO will describe the proxy vote under consideration and identify the perceived conflict of interest, and propose the course of action that he believes is in Clear Sky’s Clients’ best interests.

•

After considering the CCO’s proposal, each investment professional involved will make a recommendation regarding the proxy vote. If the investment professionals and CCO are unable to reach a decision regarding the proxy vote, Clear Sky may elect to abstain from the vote or vote with the third party recommendation.

•	The CCO or a designee will retain documentation of the voting service or consultant’s recommendation and will vote Clients’ proxies in accordance with that recommendation.

Clear Sky will not neglect its proxy or corporate action voting responsibilities, but Clear Sky may abstain from voting if it deems that abstinence is in its Clients’ best interests. The CCO or a designee will maintain documentation describing the rationale for any instance in which Clear Sky does not vote a Client’s proxy. In addition, with respect to Clients that have elected to participate in securities lending with a prime broker/custodian, Clear Sky may not be able to call back securities to vote and therefore may not have the ability to vote such proxies.

If Clear Sky votes the same proxy in two directions, the CCO or a designee will maintain documentation describing the reasons for each vote (e.g., Clear Sky believes that voting with management is in the best interests of debt holder, but detrimental to equity held by another Client).

Any attempt to influence the proxy voting process by Issuers or others not identified in these policies and procedures should be promptly reported to the CCO. Similarly, any Investor’s attempt to influence proxy voting should be promptly reported to the CCO.

Class Actions

As a fiduciary, Clear Sky always seeks to act in Clients’ best interests. Senior Management and the CCO will assess whether a Client should (a) participate in a recovery achieved through a class action, or (b) opt out of the class action and separately pursue their own remedy. The CCO or a designee oversees the completion of Proof of Claim forms and any associated documentation, the submission of such documents to the claim administrator, and the receipt of any recovered monies. The CCO or a designee will maintain documentation associated with a Client’s participation in class actions.

Employees must notify the CCO if they are aware of any material conflict of interest associated with a Client’s participation in class actions. Senior Management and the CCO will evaluate any such conflicts and determine an appropriate course of action for Clear Sky.

Clear Sky generally does not serve as lead plaintiff in class actions but reserves the right to do so.

Disclosures to Investors

Clear Sky includes a description of its policies and procedures regarding proxy voting in Part 2 of Form ADV, along with a statement that Investors can contact the CCO to obtain a copy of these policies and procedures and information about how Clear Sky voted with respect to the Client’s Securities.

Any request for information about proxy voting or class actions should be promptly forwarded to the CCO, who will respond to any such requests.

As a matter of policy, Clear Sky does not disclose how it expects to vote on upcoming proxies. Additionally, Clear Sky does not disclose the way it voted proxies to unaffiliated third parties without a legitimate need to know such information.

Shareholders should retain this Supplement for future reference.